5. EQUITY TRANSACTIONS (Details - Option activity) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stock options Outstanding, beginning balance	501,690	522,668
Stock options granted	0	59,453
Stock options exercised	0	(1,000)
Stock options cancelled/forfeited	(63,143)	(79,431)
Stock options outstanding, ending balance	438,547	501,690
Stock options exercisable	388,414	418,923
Outstanding, Weighted Average Exercise Price	$ 11.00	$ 12.50
Granted, Weighted Average Exercise Price		9.50
Exercised, Weighted Average Exercise Price		9.50
Cancelled/Forfeited, Weighted Average Exercise Price	11.45	18.76
Outstanding Weighted Average Exercise Price	10.94	11.00
Exercisable, Weighted Average Exercise Price	11.53	12.00
Stock options Weighted average estimated fair value of warrants granted		$ 9.50